Summary of material accounting policy information - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.039	1.105	1.067
Average foreign exchange rate	1.082	1.081	1.053
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.941	0.926	0.985
Average foreign exchange rate	0.953	0.972	1.005
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	7.583	7.851	7.358
Average foreign exchange rate	7.787	7.660	7.079
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.829	0.869	0.887
Average foreign exchange rate	0.847	0.870	0.853
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	8.069	8.631	8.316
Average foreign exchange rate	8.445	8.465	8.245
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.416	1.459	1.430
Average foreign exchange rate	1.446	1.452	1.451
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	3.815	4.058	3.917
Average foreign exchange rate	3.975	3.971	3.867
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	163.060	156.330	140.660
Average foreign exchange rate	163.852	151.990	138.027
South Korean Won
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1,532.15	1,433.66	1,344.09
Average foreign exchange rate	1,475.404	1,412.88	1,358.073